Supplement to the
Fidelity® Real Estate Investment Portfolio
September 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity® Real Estate Investment Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective March 28, 2016, the following information supplements similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's semi-annual report for the fiscal period ended January 31, 2016.

REA-16-03 1.734044.116	June 2, 2016

Supplement to the
Fidelity® International Real Estate Fund
Class I
September 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity® International Real Estate Fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AIREI-16-02 1.855554.113	June 2, 2016

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity® International Real Estate Fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

AIRE-16-03 1.855555.113	June 2, 2016

Supplement to the
Fidelity® International Real Estate Fund
September 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity® International Real Estate Fund’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the third quarter of 2016, to vote on this proposal. If approved, the changes will take effect on October 1, 2016 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

IRE-16-02 1.808406.116	June 2, 2016